Condensed Consolidated Statements of Operations (USD $)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	14 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2013
OPERATING EXPENSES:
Research and development - related party	$ 983,491	$ 846,135	$ 137,123	$ 1,909,363	$ 456,017	$ 1,367,644	$ 2,351,135
Research and development		368,221	0	774,189	0
General and administrative - related party	257,145	101,995	3,454,428	290,262	4,114,754	4,301,731	4,558,876
General and administrative	197,157	1,827,964	879,387	3,896,793	1,225,712	1,921,407	2,118,564
TOTAL OPERATING EXPENSES	1,437,793	3,144,315	4,470,938	6,870,607	5,796,483	7,590,782	9,028,575
OTHER INCOME:
Interest income	0	2,707	0	11,590	0	1,378	1,378
Net loss before income taxes	(1,437,793)	(3,141,608)	(4,470,938)	(6,859,017)	(5,796,483)	(7,589,404)	(9,027,197)
Provision for income taxes	0	0	0	0	0	0	0
Net loss	$ (1,437,793)	$ (3,141,608)	$ (4,470,938)	$ (6,859,017)	$ (5,796,483)	$ (7,589,404)	$ (9,027,197)
PER SHARE DATA:
Basic and diluted loss per common share (in dollars per share)	$ (0.07)	$ (0.14)	$ (0.21)	$ (0.31)	$ (0.27)	$ (0.35)
Basic and diluted weighted average common shares outstanding (in shares)	21,690,406	21,950,752	21,702,680	21,838,461	21,696,219	21,702,415